Overview (Details Textual)		1 Months Ended				12 Months Ended
	Aug. 06, 2013 shares	Nov. 30, 2017 shares	Jun. 30, 2016 shares	Nov. 30, 2015 shares	Mar. 31, 2014 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Number Of Vessels In Operation						27
Average Age Of Vessels						5 years 3 months 18 days
Stock Issued During Period, Shares, New Issues		5,787,942	7,500,000	4,000,000	8,050,000
Equity Method Investment, Ownership Percentage	100.00%					50.00%
Stock Repurchased During Period, Shares		85,654
Stock Issued During Period, Shares, Issued for Services		122,310
Treasury Stock, Shares		1,350,000				1,921,401	485,747
Noncontrolling Interest, Ownership Percentage by Parent		10.00%
Investor [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Sale of Stock, Percentage of Ownership after Transaction	55.40%
GA Holdings LLC [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Equity Method Investment, Ownership Percentage	44.60%
Number Of Shares Exchanged For Reorganization	8,049,500
IPO [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues	10,000,000
Public Secondary Offering [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock Issued During Period, Shares, New Issues		5,579,978